--------------------------------------------------------------------------------
                                                                       FEDERATED
--------------------------------------------------------------------------------
                                                                        EXCHANGE
--------------------------------------------------------------------------------
                                                                      FUND, LTD.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                               DECEMBER 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------------
      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PA 15222-3779

      Cusip 314175100
      8020104 (2/96)

                                             -----------------------------------

                                             -----------------------------------

                                             -----------------------------------
                                             -----------------------------------

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the final Annual Report to Shareholders for Federated Exchange Fund, Ltd. for the twelve-month period ended December 31, 1995. The report begins with a Management Discussion and Analysis by the fund's portfolio manager, followed by a complete list of fund holdings and the Financial Statements.

The fund remained well diversified in high-quality common stocks across 10 different industries, with the largest holdings concentrated in technology and finance. In addition to stocks, the remainder of the portfolio was invested in a convertible preferred stock and a repurchase agreement.

Consistent with an extremely favorable stock market environment during 1995, your fund produced strong performance. During the twelve-month reporting period, dividends paid to shareholders totaled $1.09 per share, while capital gains totaled $5.61. The net asset value of fund shares soared from $68.84 on the first day of the twelve-month reporting period to reach $87.58 at the end of this period. Through income and gains in share price, Federated Exchange Fund, Ltd. delivered a total return of 37.17% for the period ended December 31, 1995.*

As you know, this is the final report for Federated Exchange Fund, Ltd. Shareholders of Federated Exchange Fund, Ltd. approved the reorganization of the fund into Class A Shares of Federated Capital Appreciation Fund, a new stock portfolio, effective January 2, 1996.

Thank you for your participation in this fund. We hope you have been pleased with its performance, and we look forward to continuing to serve your long-term investment needs through Federated Capital Appreciation Fund.

Sincerely,

JOHN F. DONAHUE

John F. Donahue
President
February 15, 1996

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

The year 1995 was one of the best years for U.S. equities in the past 50 years, with the Standard & Poor's 500 Index* recording a total return of 37.5%. Federated Exchange Fund, Ltd. also did well with a total return of 37.2%** which compares with 30.8% for the average fund in the "Growth" category of Lipper Analytical Services, Inc.*** The strong equity market was fueled, importantly, by a continuing flow of money into equity mutual funds within a positive environment of strong corporate profits growth and declining interest rates. The yield on the 30-year U.S. Treasury bond dropped from roughly 8% to 6%.

Looking into 1996 we are encouraged by a lack of inflationary pressures and positive, although sluggish, economic growth. Although overall corporate profit growth is slowing, we still see opportunities for reasonably good earnings gains in many industries and companies. Obviously, greater selectivity is called for, given the current environment following the strong market of 1995.
During 1995, we continued to use our disciplined approach and careful fundamental research to find the best relative values in the equity market. Primary sector overweights in the portfolio include Finance and Technology. Underweighted sectors at year-end included Basic Industry, Energy, Retail Trade, Services, and Utilities. The major themes incorporated in the ending portfolio can be summarized as follows:

     (1) Restructuring--companies taking corporate action to enhance value such as Eastman Kodak and Travelers.

     (2) Industry consolidation--banking (Chemical Bank) and aerospace/defense (Lockheed-Martin) are examples, but others will follow.

     (3) Technology revolution--the suppliers of information technology products such as Hewlett Packard and Intel and users like General Motors, Class E (EDS) and American Express, offer excellent potential.

     (4) Industry leaders--Bristol-Myers Squibb, Citicorp, and Philip Morris.

     (5) Solid medium-size companies with above average growth and strong quantitative valuation support, such as Millipore, Executive Risk, and Data General.

The fund's 10 largest holdings as of 12/31/95 were:

     1. Philip Morris Cos., Inc.
     2. Lockheed Martin Corp.
     3. Consolidated Rail Corp.
     4. General Motors Corp., Class E
     5. Executive Risk, Inc.
     6. Bristol-Myers Squibb Co.
     7. Becton Dickinson & Co.
     8. Leucadia National Corp.
     9. Data General Corp.
    10. Scherer (R.P.) Corp.

  * The Standard & Poor's Daily Stock Price Indices of 500 Common Stocks is a composite index of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. This index is unmanaged, and actual investments may not be made in an index.

 ** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*** Lipper Growth Fund's Average.


FEDERATED EXCHANGE FUND, LTD.
--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTED IN FEDERATED EXCHANGE FUND, LTD.
    The graph below illustrates the hypothetical investment of $10,000 in the Federated Exchange Fund, Ltd. (the "Fund") from December 31, 1985, to December 31, 1995, compared to the Standard and Poor's 500 Index (S&P 500)+ and the Lipper Growth and Income Funds Average (LGIFA).++


SEE APPENDIX A FOR GRAPHIC MATERIALS


       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1995

         1 Year.............................................................. 37.17%
         5 Year.............................................................. 16.66%
         10 Year............................................................. 12.59%
         Start of Performance (1/1/77)....................................... 13.90%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGIFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

 + The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

++ The LGIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.


SHAREHOLDER VOTING RESULTS
--------------------------------------------------------------------------------

                       A Special Meeting of Fund shareholders was held on December 21, 1995. On December 21, 1995, the record date for shareholders voting at the meeting, there were 1,105,333.00 total outstanding shares. The following item was considered by shareholders and the results of their voting were as follows:

                                 Agenda
                                  Item                FOR              AGAINST           ABSTAIN
                        ------------------------   ----------         ---------         ---------
                        To approve or disapprove an agreement and plan or exchange whereby
                        Federated Capital Appreciation Fund will acquire all of the assets of
                        Federated Exchange Fund, Ltd., in exchange for shares of Federated
                        Capital Appreciation Fund.

                                                   596,492.00         28,759.00         24,367.00



FEDERATED EXCHANGE FUND, LTD.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--103.0%
-----------------------------------------------------------------------------------
                  BASIC INDUSTRY--2.5%
                  -----------------------------------------------------------------
   59,000         Millipore Corp.                                                     $  2,426,375
                  -----------------------------------------------------------------   ------------
                  CONSUMER DURABLES--5.7%
                  -----------------------------------------------------------------
   34,500         Eastman Kodak Co.                                                      2,311,500
                  -----------------------------------------------------------------
   64,400         Mattel, Inc.                                                           1,980,300
                  -----------------------------------------------------------------
   62,000         Volvo, ADR                                                             1,276,813
                  -----------------------------------------------------------------   ------------
                  Total                                                                  5,568,613
                  -----------------------------------------------------------------   ------------
                  CONSUMER NON-DURABLES--11.6%
                  -----------------------------------------------------------------
   29,900         Avon Products, Inc.                                                    2,253,712
                  -----------------------------------------------------------------
   36,000         IBP, Inc.                                                              1,818,000
                  -----------------------------------------------------------------
   31,600         International Flavors & Fragrances, Inc.                               1,516,800
                  -----------------------------------------------------------------
   35,000         Nike, Inc., Class B                                                    2,436,875
                  -----------------------------------------------------------------
   37,600         Philip Morris Cos., Inc.                                               3,402,800
                  -----------------------------------------------------------------   ------------
                  Total                                                                 11,428,187
                  -----------------------------------------------------------------   ------------
                  ENERGY MINERALS--2.5%
                  -----------------------------------------------------------------
   46,900         Chevron Corp.                                                          2,462,250
                  -----------------------------------------------------------------   ------------
                  FINANCE--25.9%
                  -----------------------------------------------------------------
  173,500     (a) Acceptance Insurance Cos., Inc.                                        2,580,813
                  -----------------------------------------------------------------
   28,000         Allstate Corp.                                                         1,151,500
                  -----------------------------------------------------------------
   25,000         American Express Co.                                                   1,034,375
                  -----------------------------------------------------------------
   23,600         Chemical Banking Corp.                                                 1,386,500
                  -----------------------------------------------------------------
   10,925         CIGNA Corp.                                                            1,128,006
                  -----------------------------------------------------------------
   31,097         Citicorp                                                               2,091,273
                  -----------------------------------------------------------------
   23,145         Dean Witter, Discover & Co.                                            1,087,815
                  -----------------------------------------------------------------
  100,000         Executive Risk, Inc.                                                   2,900,000
                  -----------------------------------------------------------------
  110,000         Leucadia National Corp.                                                2,750,000
                  -----------------------------------------------------------------



FEDERATED EXCHANGE FUND, LTD.
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  FINANCE--CONTINUED
                  -----------------------------------------------------------------
   42,500         Mellon Bank Corp.                                                   $  2,284,375
                  -----------------------------------------------------------------
   15,000         NationsBank Corp.                                                      1,044,375
                  -----------------------------------------------------------------
    8,000         The PMI Group, Inc.                                                      362,000
                  -----------------------------------------------------------------
   78,000         Pioneer Group, Inc.                                                    2,125,500
                  -----------------------------------------------------------------
   29,500         Providian Corp.                                                        1,202,125
                  -----------------------------------------------------------------
   36,266         Travelers Group, Inc.                                                  2,280,225
                  -----------------------------------------------------------------   ------------
                  Total                                                                 25,408,882
                  -----------------------------------------------------------------   ------------
                  HEALTH CARE--8.5%
                  -----------------------------------------------------------------
   37,000         Becton, Dickinson & Co.                                                2,775,000
                  -----------------------------------------------------------------
   33,400         Bristol-Myers Squibb Co.                                               2,868,225
                  -----------------------------------------------------------------
   55,000     (a) Scherer (R.P.) Corp.                                                   2,701,875
                  -----------------------------------------------------------------   ------------
                  Total                                                                  8,345,100
                  -----------------------------------------------------------------   ------------
                  PRODUCER MANUFACTURING--5.0%
                  -----------------------------------------------------------------
  100,000     (a) Oak Industries, Inc.                                                   1,875,000
                  -----------------------------------------------------------------
   50,000         Philips Electronics N.V., ADR                                          1,793,750
                  -----------------------------------------------------------------
   19,000         Textron, Inc.                                                          1,282,500
                  -----------------------------------------------------------------   ------------
                  Total                                                                  4,951,250
                  -----------------------------------------------------------------   ------------
                  RETAIL TRADE--1.9%
                  -----------------------------------------------------------------
   48,350         Sears, Roebuck & Co.                                                   1,885,650
                  -----------------------------------------------------------------   ------------
                  SERVICES--3.2%
                  -----------------------------------------------------------------
   16,000         Gannett Co., Inc.                                                        982,000
                  -----------------------------------------------------------------
   50,000         Interpublic Group Cos., Inc.                                           2,168,750
                  -----------------------------------------------------------------   ------------
                  Total                                                                  3,150,750
                  -----------------------------------------------------------------   ------------
                  TECHNOLOGY--26.1%
                  -----------------------------------------------------------------
   60,000     (a) Brooktree Corp.                                                          727,500
                  -----------------------------------------------------------------
   50,000     (a) Ceridian Corp.                                                         2,062,500
                  -----------------------------------------------------------------
  200,000     (a) Data General Corp.                                                     2,750,000
                  -----------------------------------------------------------------



FEDERATED EXCHANGE FUND, LTD.
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  TECHNOLOGY--CONTINUED
                  -----------------------------------------------------------------
   36,775     (a) Digital Equipment Corp.                                             $  2,358,197
                  -----------------------------------------------------------------
   45,000     (a) DST Systems, Inc.                                                      1,282,500
                  -----------------------------------------------------------------
   50,000         ECI Telecommunications, Ltd.                                           1,140,625
                  -----------------------------------------------------------------
   50,000         Gandalf Technologies, Inc.                                               850,000
                  -----------------------------------------------------------------
   58,300         General Motors Corp., Class E                                          3,031,600
                  -----------------------------------------------------------------
   23,000         Hewlett-Packard Co.                                                    1,926,250
                  -----------------------------------------------------------------
   22,000         Intel Corp.                                                            1,248,500
                  -----------------------------------------------------------------
  120,000     (a) Intervoice, Inc.                                                       2,280,000
                  -----------------------------------------------------------------
   40,200         Lockheed Martin Corp.                                                  3,175,800
                  -----------------------------------------------------------------
   23,000     (a) Microsoft Corp.                                                        2,018,250
                  -----------------------------------------------------------------
   25,000     (a) Sheldahl, Inc.                                                           453,125
                  -----------------------------------------------------------------
   10,000     (a) Wind River Systems, Inc.                                                 291,250
                  -----------------------------------------------------------------   ------------
                  Total                                                                 25,596,097
                  -----------------------------------------------------------------   ------------
                  TRANSPORTATION--5.5%
                  -----------------------------------------------------------------
   45,000         Consolidated Rail Corp.                                                3,150,000
                  -----------------------------------------------------------------
   50,000         Kansas City Southern Industries, Inc.                                  2,287,500
                  -----------------------------------------------------------------   ------------
                  Total                                                                  5,437,500
                  -----------------------------------------------------------------   ------------
                  UTILITIES--4.6%
                  -----------------------------------------------------------------
   60,000     (a) Columbia Gas Systems, Inc.                                             2,632,500
                  -----------------------------------------------------------------
   49,000         Enron Corp.                                                            1,868,125
                  -----------------------------------------------------------------   ------------
                  Total                                                                  4,500,625
                  -----------------------------------------------------------------   ------------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $77,263,265)                    101,161,279
                  -----------------------------------------------------------------   ------------
PREFERRED STOCKS--1.2%
-----------------------------------------------------------------------------------
   22,200         Merrill Lynch & Co., Inc., STRYPES, Series MGIC, $3.12
                  (IDENTIFIED COST $1,065,600)                                           1,148,850
                  -----------------------------------------------------------------   ------------



FEDERATED EXCHANGE FUND, LTD.
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
(B)REPURCHASE AGREEMENT--0.4%
-----------------------------------------------------------------------------------
 $420,000         J.P. Morgan Securities, Inc., 5.85%, dated 12/29/1995, due 1/2/96
                  (AT AMORTIZED COST)                                                 $    420,000
                  -----------------------------------------------------------------   ------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $78,748,865)(C)                  $102,730,129
                  -----------------------------------------------------------------   ------------


(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost for federal tax purposes amounts to $78,748,865. The net unrealized appreciation of investments on a federal tax basis amounts to $23,981,264, which is comprised of $26,183,471 appreciation and $2,202,207 depreciation at December 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($98,200,258) at December 31, 1995.

The following acronyms are used throughout this portfolio:

ADR      -- American Depository Receipt
STRYPES  -- Structured Yield Product Exchangeable for Stock



(See Notes which are an integral part of the Financial Statements)


FEDERATED EXCHANGE FUND, LTD.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $78,748,865)          $102,730,129
-------------------------------------------------------------------------------------
Cash                                                                                            1,848
-------------------------------------------------------------------------------------
Income receivable                                                                             179,133
-------------------------------------------------------------------------------------
Receivable for investments sold                                                                 2,647
-------------------------------------------------------------------------------------    ------------
    Total assets                                                                          102,913,757
-------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------
Distribution payable January 5, 1996 on shares requesting payment in cash--
-------------------------------------------------------------------------------------
    From net investment income ($0.21 per share)                           $  183,647
------------------------------------------------------------------------
    From net realized gain on investment transactions ($5.61 per share)     4,225,863
------------------------------------------------------------------------
Payable for investments purchased                                             241,941
------------------------------------------------------------------------
Payable for shares of partnership interest redeemed                            18,565
------------------------------------------------------------------------
Accrued expenses                                                               43,483
------------------------------------------------------------------------   ----------
    Total liabilities                                                                       4,713,499
-------------------------------------------------------------------------------------    ------------
NET ASSETS for 1,121,204 shares outstanding                                              $ 98,200,258
-------------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments, less excess of cost of partnership interest redeemed over proceeds from sales of partnership interest
  (including shares issued to partners electing to receive payment of distributions
in shares)                                                                               $ 74,213,546
-------------------------------------------------------------------------------------
Unrealized appreciation of investments                                                     23,981,264
-------------------------------------------------------------------------------------
Undistributed net investment income                                                             5,448
-------------------------------------------------------------------------------------    ------------
    Total Net Assets                                                                     $ 98,200,258
-------------------------------------------------------------------------------------    ------------
NET ASSETS applicable to shares of partnership interest owned by:
-------------------------------------------------------------------------------------
Limited partners (1,108,460 shares)                                                      $ 97,084,078
-------------------------------------------------------------------------------------
Managing General partners--
-------------------------------------------------------------------------------------
  Managing partners (23 shares)                                                 2,015
------------------------------------------------------------------------
  Non-managing general partner (12,721 shares)                              1,114,165       1,116,180
------------------------------------------------------------------------   ----------    ------------
    Net Assets (1,121,204 shares)                                                        $ 98,200,258
-------------------------------------------------------------------------------------    ------------
NET ASSET VALUE and redemption price per share of partnership interest:
-------------------------------------------------------------------------------------
$98,200,258 / 1,121,204 shares outstanding                                                     $87.58
-------------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED EXCHANGE FUND, LTD.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Dividends                                                                            $ 2,073,258
---------------------------------------------------------------------------------
Interest                                                                                 112,444
---------------------------------------------------------------------------------    -----------
     Total income                                                                      2,185,702
---------------------------------------------------------------------------------
EXPENSES--
---------------------------------------------------------------------------------
Investment advisory fee                                                $  605,742
--------------------------------------------------------------------
Administrative personnel and services fee                                 125,000
--------------------------------------------------------------------
Custodian fees                                                             40,411
--------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   24,767
--------------------------------------------------------------------
Directors'/Trustees' fees                                                  47,748
--------------------------------------------------------------------
Auditing fees                                                              16,769
--------------------------------------------------------------------
Legal fees                                                                 10,432
--------------------------------------------------------------------
Portfolio accounting fees                                                  22,222
--------------------------------------------------------------------
Shareholder services fee                                                  230,627
--------------------------------------------------------------------
Share registration costs                                                      385
--------------------------------------------------------------------
Printing and postage                                                        5,353
--------------------------------------------------------------------
Insurance premiums                                                          5,232
--------------------------------------------------------------------
Miscellaneous                                                               1,343
--------------------------------------------------------------------   ----------
     Total expenses                                                     1,136,031
--------------------------------------------------------------------
Deduct--Waiver of shareholder services fee                               (138,377)
--------------------------------------------------------------------   ----------
     Net expenses                                                                        997,654
---------------------------------------------------------------------------------    -----------
          Net investment income                                                        1,188,048
---------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized gain on investments                                                      18,575,112
---------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                   9,195,528
---------------------------------------------------------------------------------    -----------
     Net realized and unrealized gain on investments                                  27,770,640
---------------------------------------------------------------------------------    -----------
          Change in net assets resulting from operations                             $28,958,688
---------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED EXCHANGE FUND, LTD.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            YEAR ENDED
                                                                           DECEMBER 31,
                                                                    ---------------------------
                                                                       1995            1994
                                                                    -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------
Net investment income                                               $ 1,188,048     $ 1,414,866
-----------------------------------------------------------------
Net realized gain on investments ($16,693,345 net gain and
  $3,740,852 net gain, respectively, as computed for federal tax
purposes)                                                            18,575,112       5,307,218
-----------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                  9,195,528      (6,996,355)
-----------------------------------------------------------------   -----------     -----------
     Change in net assets resulting from operations                  28,958,688        (274,271)
-----------------------------------------------------------------   -----------     -----------
DISTRIBUTIONS TO PARTNERS--
-----------------------------------------------------------------
Distributions from net investment income                             (1,235,954)     (1,361,721)
-----------------------------------------------------------------
Distributions from net realized gains                                (6,164,051)     (1,407,972)
-----------------------------------------------------------------   -----------     -----------
     Change in net assets resulting from distributions to
  partners                                                           (7,400,005)     (2,769,693)
-----------------------------------------------------------------   -----------     -----------
TRANSACTIONS IN SHARES OF PARTNERSHIP INTEREST--
-----------------------------------------------------------------
Cost of shares of partnership interest redeemed                      (6,944,798)     (5,296,494)
-----------------------------------------------------------------
Net asset value of shares issued or issuable to partners electing
  to receive payment of distributions in shares                       2,209,356         768,903
-----------------------------------------------------------------   -----------     -----------
     Change in net assets resulting from transactions in shares
     of partnership interest                                         (4,735,442)     (4,527,591)
-----------------------------------------------------------------   -----------     -----------
          Change in net assets                                       16,823,241      (7,571,555)
-----------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------
Beginning of period                                                  81,377,017      88,948,572
-----------------------------------------------------------------   -----------     -----------
End of period (including undistributed net investment income of
$5,448 and $53,355, respectively)                                   $98,200,258     $81,377,017
-----------------------------------------------------------------   -----------     -----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED EXCHANGE FUND, LTD.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               YEAR ENDED DECEMBER 31,
                                                  --------------------------------------------------
                                                   1995       1994       1993       1992       1991
                                                  ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD              $68.84     $71.39     $65.83     $61.65     $50.56
-----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------
  Net investment income                             1.05       1.18       1.13       1.36       1.16
-----------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                      24.39      (1.39)      6.30       5.57      12.62
-----------------------------------------------   ------     ------     ------     ------     ------
  Total from investment operations                 25.44      (0.21)      7.43       6.93      13.78
-----------------------------------------------   ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
-----------------------------------------------
  Distributions to partners from net investment
  income                                           (1.09)     (1.14)     (1.16)     (1.38)     (1.15)
-----------------------------------------------
  Distributions to partners from net realized
  gains on investment transactions                 (5.61)     (1.20)     (0.71)     (1.37)     (1.54)
-----------------------------------------------   ------     ------     ------     ------     ------
TOTAL DISTRIBUTIONS                                (6.70)     (2.34)     (1.87)     (2.75)     (2.69)
-----------------------------------------------   ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                    $87.58     $68.84     $71.39     $65.83     $61.65
-----------------------------------------------   ------     ------     ------     ------     ------
TOTAL RETURN(A)                                    37.17%     (0.30%)    11.31%     11.38%     27.42%
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------
  Expenses                                          1.08%      1.15%      1.15%      1.11%      1.12%
-----------------------------------------------
  Net investment income                             1.29%      1.63%      1.59%      2.13%      1.97%
-----------------------------------------------
  Expense waiver/reimbursement(b)                   0.15%        --         --         --         --
-----------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------
  Net assets, end of period (000 omitted)         $98,200    $81,377    $88,949    $91,551    $90,503
-----------------------------------------------
  Portfolio turnover                                  81%        23%        26%        47%        54%
-----------------------------------------------


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


FEDERATED EXCHANGE FUND, LTD.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Exchange Fund, Ltd. (the "Fund") is a limited partnership formed under The Uniform Limited Partnership Act of California and is registered under the Investment Company Act of 1940, (the "Act"), as a diversified, open-end management investment company. The Fund's objective is to obtain a long-term growth of capital and of income by investing in, but not limited to, common stocks. Pursuant to the Fund's Partnership Agreement, all partnership interests, whether of a limited partner or a general partner, are represented by shares of the same class.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.
     INVESTMENT COSTS--The Fund's initial portfolio was acquired on January 1, 1977, in an exchange of Fund shares of partnership interest for securities deposited by investors. The federal income tax cost of the securities is based on the individual investor's tax cost basis immediately prior to the exchange, or, if acquired subsequently, the Fund's purchase cost.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Managing General Partners. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal

FEDERATED EXCHANGE FUND, LTD.
--------------------------------------------------------------------------------

     Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     INCOME TAXES AND DISTRIBUTIONS TO PARTNERS--No provision is made by the Fund for federal or state taxes on the taxable income of the partnership because each partner is individually responsible for the payment of any taxes on his share of such taxable income. The Managing General Partners may distribute net investment income, exclusive of capital gains, to the holders of shares annually or at more frequent intervals. The Managing General Partners will determine annually what portion, if any, of the partnership's net realized capital gains will be distributed.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

(3) SHARES OF PARTNERSHIP INTEREST

Transactions in shares of partnership interest were as follows:

                                                                           YEAR ENDED DECEMBER
                                                                                   31,
                                                                           -------------------
                                                                            1995        1994
                                                                           -------     -------
------------------------------------------------------------------------
Shares of partnership interest redeemed                                    (86,324)    (74,930)
------------------------------------------------------------------------
Shares issued or issuable to partners electing to receive payment of
distributions in shares                                                     25,468      11,082
------------------------------------------------------------------------   -------     -------
  Net change resulting from partnership transactions                       (60,856)    (63,848)
------------------------------------------------------------------------   -------     -------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
(a) a maximum of .55 of 1% of the average daily net assets of the Fund, and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


FEDERATED EXCHANGE FUND, LTD.
--------------------------------------------------------------------------------

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Shareholder Services Company serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Managing General Partners of the Fund are Officers and Directors or Trustees of the above corporations.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1995, were as follows:

-------------------------------------------------------------------------------
PURCHASES                                                                         $73,029,669
-------------------------------------------------------------------------------   -----------
SALES                                                                             $73,373,837
-------------------------------------------------------------------------------   -----------


(6) SUBSEQUENT EVENT

Pursuant to the terms of a merger agreement dated October 10, 1995, the Fund merged into Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, effective January 2, 1996. As part of the transaction, 1,098,761 Class A shares of Federated Capital Appreciation Fund were issued in exchange for all the assets of the Fund, which amounted to $96,234,722.


INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Partners of

FEDERATED EXCHANGE FUND, LTD.
(a Limited Partnership):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Exchange Fund, Ltd. as of December 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended December 31, 1995 and 1994, and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 6 to the financial statements, effective January 2, 1996, the Fund was merged into the Class A Shares of Federated Capital Appreciation Fund.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Exchange Fund, Ltd. as of December 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE, LLP

Pittsburgh, Pennsylvania
February 9, 1996

MANAGING                                        OFFICERS
GENERAL PARTNERS
------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                President
John T. Conroy, Jr.                             J. Christopher Donahue
William J. Copeland                             Executive Vice President
James E. Dowd                                   Edward C. Gonzales
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         John W. McGonigle
Peter E. Madden                                 Executive Vice President
Gregor F. Meyer                                 and Secretary
John E. Murray, Jr.                             Richard B. Fisher
Wesley W. Posvar                                Vice President
Marjorie P. Smuts                               David M. Taylor
                                                Treasurer
NON-MANAGING GENERAL PARTNER                    S. Elliott Cohan
Exchange Fund Research Corp.                    Assistant Secretary
LIMITED PARTNER:
Federated Research Corp.


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




                                APPENDIX A

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Shares of Federated Exchange Fund, Ltd. are represented by a solid line. The S&P 500 is represented by a dotted line and the LGIFA is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the fund, the S&P 500 and the LGIFA. The "x" axis reflects computation periods from 12/31/85 to 12/31/95. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund, as compared to the S&P 500 and the LGIFA; the ending values were $32,742, $39,901, and $32,980, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Average Annual Total Returns for the period ended 12/31/95; beginning with the one, five and ten year periods, and since the inception date of the fund (1/1/77); the Average Annual Total Returns were 37.17%, 16.66%, 12.59% and13.90%, respectively.